Research and Development Expense (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development Expense [Abstract]
Pre-clinical projects	SFr 182,346	SFr 873,453	SFr 642,821
Clinical projects	993,085	846,235	12,365,768
Drug manufacturing and substance	481,453	2,185,292	2,027,184
Employee benefits and expenses	1,373,543	1,652,791	2,773,516
Lease expenses from short-term lease	26,057	65,921	111,680
Patents and trademarks	168,367	634,986	603,892
Regulatory projects	80,347	398,426	632,387
Depreciation tangible assets	20,083	32,485	53,594
Total research and development expense	SFr 3,325,281	SFr 6,689,589	SFr 19,210,842